ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

June 3, 2026

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), attached for filing is the definitive form of Statement of Additional Information, dated June 1, 2026, for ALPS Equal Sector Weight ETF (the “Fund”), a series of the Trust. The definitive copy is being filed to reflect the correction of certain non-material typographical errors within the Statement of Additional Information for the Fund contained in Post-Effective Amendment No. 347 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on June 1, 2026 via EDGAR (Accession No. 0001398344-26-010019).

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the form of Prospectus for the Fund dated June 1, 2026, does not differ from that filed in Post-Effective Amendment No. 347 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on June 1, 2026 via EDGAR (Accession No. 0001398344-26-010019).

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

cc:	Adam C. Teufel, Esq.
Dechert LLP